Stock Appreciation Rights - Additional Information (Detail)			12 Months Ended
	Aug. 21, 2006 $ / shares shares	Jan. 05, 2006 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Disclosure of defined benefit plans [line items]
Number of stock appreciation rights awarded | shares	53,220,000	4,050,000.00
Exercise price of awards | $ / shares	$ 6.83	$ 5.33
Number of common stock appreciation rights plan | shares			0
Stock appreciation right exercise period			5 years
Stock appreciation right, shares outstanding | shares			55,010,000.00	55,010,000.00
Stock appreciation right, shares exercisable | shares			55,010,000.00	55,010,000.00
Stock appreciation right, intrinsic value			¥ 278,000,000	¥ 480,000,000
Gain (loss) on net fair value through profit or loss			202,000,000	255,000,000
Salary and staff welfare payable included under other liabilities for the units not exercised			278,000,000	480,000,000
Salary and staff welfare payable included under other liabilities for the units exercised but not paid			13,000,000	13,000,000
unrecognised compensation cost for stock appreciation rights			¥ 0	¥ 0
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Stock appreciation rights, expected volatility			14.00%
Stock appreciation rights, risk free interest rate			(0.01%)
Top of range [member]
Disclosure of defined benefit plans [line items]
Stock appreciation rights, expected volatility			30.00%
Stock appreciation rights, expected dividend yield			6.05%
Stock appreciation rights, risk free interest rate			0.25%